Offerings	Jul. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	2.000% Senior Notes Due 2026
Amount Registered | shares	579,763,000
Maximum Aggregate Offering Price	$ 579,763,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,761.72
Offering Note	Represents the aggregate principal amount of notes to be offered in the exchange offer to which the registration statement on Form S-4 relates. The value of the securities to be cancelled upon the issuance of Bunge Limited Finance Corp.'s 2.000% Senior Notes Due 2026, 4.900% Senior Notes Due 2027, 3.200% Senior Notes Due 2031, and 5.250% Senior Notes Due 2032 registered on this registration statement on Form S-4, calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), is equal to the principal amount of such securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 2.000% Senior Notes Due 2026
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Bunge Global SA will guarantee the obligations of Bunge Limited Finance Corp. under the 2.000% Senior Notes Due 2026, the 4.900% Senior Notes Due 2027, the 3.200% Senior Notes Due 2031, and the 5.250% Senior Notes Due 2032. No separate consideration will be received for the guarantee. The guarantees are not traded separately. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.900% Senior Notes Due 2027
Amount Registered | shares	439,733,000
Maximum Aggregate Offering Price	$ 439,733,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,323.12
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.900% Senior Notes Due 2027
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.200% Senior Notes Due 2031
Amount Registered | shares	598,591,000
Maximum Aggregate Offering Price	$ 598,591,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,644.28
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 3.200% Senior Notes Due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 2.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.250% Senior Notes Due 2032
Amount Registered | shares	299,800,000
Maximum Aggregate Offering Price	$ 299,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,899.38
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.250% Senior Notes Due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 2.